Employee Compensation	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Employee Compensation
Note 9: Employee Compensation
Stock Options
We did not grant any stock options during the three months ended April 30, 2025 or 2024. During the six months ended April 30, 2025, we granted a total of 716,633 stock options (1,113,853 stock options during the six months ended April 30, 2024) with a weighted-average fair value of $18.46 per option ($15.33 per option for the six months ended April 30, 2024).
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

	$		$
For stock options granted during the six months ended	April 30, 2025		April 30, 2024

Expected dividend yield		3.6%		4.5%
Expected share price volatility		16.7%		17.4% - 17.6%
Risk-free rate of return		2.8%		3.3% - 3.4%
Expected period until exercise (in years)		6.5 - 7.0		6.5 - 7.0
Exercise price ($)		141.00		118.50
 Changes to the input assumptions can result in different fair value estimates.
Pension
and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

	$		$		$		$
(Canadian $ in millions)
	Pension benefit plans				Other employee future benefit plans
For the three months ended	April 30, 2025		April 30, 2024		April 30, 2025		April 30, 2024
Current service cost		$45		$38		$1		$2
Net interest (income) expense (1)		(14)		(15)		10		9
Impact of plan amendments		-		-		-		-
Administrative expenses		2		3		-		-
Benefits expense		33		26		11		11
Government pension plans expense (2)		113		105		-		-
Defined contribution expense		69		64		-		-
Total pension and other employee future benefit expenses recognized in our Consolidated Statement of Income		$215		$195		$11		$11

(1)
Net interest (income) expense is increased by $nil million for pension benefit plans and $3 million for other employee future benefit plans for the three months ended April 30, 2025 ($nil million for pension benefit plans and $1 million for other employee future benefit plans for the three months ended April 30, 2024) as a result of assets written down through other comprehensive income due to the asset ceiling.

(2)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act.

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the six months ended	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Current service cost	$89	$76	$3	$3
Net interest (income) expense (1)	(26)	(30)	19	20
Impact of plan amendments	(19)	-	-	(84)
Administrative expenses	7	6	-	-
Benefits expense	51	52	22	(61)
Government pension plans expense (2)	214	209	-	-
Defined contribution expense	178	169	-	-
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$443	$430	$22	$(61)

(1)
Net interest (income) expense is increased by $nil million for pension benefit plans and $3 million for other employee future benefit plans for the six months ended April 30, 2025 ($nil million for pension benefit plans and $1 million for other employee future benefit plans for the six months ended April 30, 2024) as a result of assets written down through other comprehensive income due to the asset ceiling.

(2)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act.
We amended one of our U.S. pension plans in the first quarter of 2025, resulting in a $19 million benefit that was recognized as a reduction in employee compensation expense.